Interest Income and Interest Expense	12 Months Ended
Dec. 31, 2022
Interest Income and Interest Expense

7. Interest Income and Interest Expense

In 2021, the Company entered into a factoring agreement for $4.8 million with a commercial bank to purchase certain accounts receivable on non-recourse basis. As at December 31, 2022, the factoring facility was increased to $13.6 million. As invoices were factored with the bank, they were not recorded as accounts receivable in the Company’s consolidated financial statements. As of December 31, 2022, accounts receivable factored was approximately $4.1 million ($1.4 million as of December 31, 2021).

As of December 31, 2022, the unused portion of the financing facilities was approximately $9.5 million ($3.4 million as of December 31, 2021).

The interest rates under the factoring agreement range from 1.2% to 1.25% (2021: 1.1% to 1.25%) per annum.

The following table provides additional information about the Company’s interest income, interest expense and other financing costs, net:

	For the year ended December 31.
	2022	2021
Interest income	$1,710	$70
Interest expense on lease liabilities	(4,958)	(148)
Interest expense on factoring arrangement	(256,745)	(3,281)
Total:	$(259,993)	$(3,359)